Share capital (Details) $ / shares in Units, ¥ in Thousands			1 Months Ended	2 Months Ended		12 Months Ended
		Dec. 04, 2017 shares	Apr. 30, 2018 item $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2019 CNY (¥) shares		Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Oct. 30, 2017 USD ($) $ / shares shares
Issued
Issued shares at end of period						900,000,000		900,000,000
Beginning balance, equity | ¥								¥ 3,831,088			¥ (34,884)	¥ 233,798
Issuance of ordinary shares | ¥								192,082			4,730,381	60
Ending balance, equity | ¥					¥ (34,884)			¥ 4,520,541			¥ 3,831,088	¥ (34,884)
Number of investors | item			12
Ordinary shares
Authorized
Ordinary shares of USD0.00001 at incorporation date of the Company(Note a) ( in shares)													900,000,000
Ordinary shares of USD0.00001 at incorporation date of the Company(Note a) | $													$ 9,000
Authorized shares at beginning of period										900,000,000	900,000,000
Newly authorized										4,100,000,000	4,100,000,000
Authorized shares at end of period				900,000,000	900,000,000	5,000,000,000		5,000,000,000				900,000,000
Balance at beginning of period | $										$ 9,000
Additional amount of authorized shares | $										$ 41,000
Balance at end of period | $				$ 9,000		$ 50,000
Ordinary shares par value per share | $ / shares				$ 0.00001		$ 0.00001				$ 0.00001			$ 0.00001
Issued
Newly issued ordinary shares at incorporation date of the Company ( in shares)													1
Issued shares at beginning of period						999,999,999		999,999,999		900,000,000	900,000,000
Newly issued ordinary shares		899,999,999		899,999,999	899,999,999	3,720,665	[1]	3,720,665	[1]	99,999,999	99,999,999
Newly issued ordinary shares upon initial public offering	[2]					93,600,000		93,600,000
Issued shares at end of period				900,000,000	900,000,000	1,097,320,664		1,097,320,664		999,999,999	999,999,999	900,000,000
Beginning balance, equity						$ 10,000,000		¥ 66,169		$ 9,000,000	¥ 59,838
Issuance of ordinary shares				$ 9,000,000	¥ 59,838	37,000	[1]	257	[1]	1,000,000	6,331
Issuance of ordinary shares upon initial public offering	[2]					936,000		6,549
Ending balance, equity				$ 9,000,000	¥ 59,838	$ 10,973,000		¥ 72,975		$ 10,000,000	¥ 66,169	¥ 59,838
Price per share (in USD per share) | $ / shares			$ 7.5

[1]	The Company was incorporated on October 30, 2017 with an authorized share capital of USD 9,000 divided into 900,000,000 ordinary shares of USD0.00001 each.On December 4, 2017, 899,999,999 ordinary shares of the Company were issued to Bo Yu and Sen Rong at par as part of the Recapitalization of the Group (Note 1.2). The Company has completed Round A investments (“Round A Investments”) in April 2018 with 12 investors. 99,999,999 ordinary shares were issued to the Round A Investors at a price of USD7.5 per share for an aggregated consideration of approximately USD750 million (approximately RMB4,750,965,000). These shares rank pari passu in all respects with the shares in issue. As at December 31, 2018, issued number of ordinary shares was 999,999,999 shares of USD0.00001 each which had been fully paidOn March 11, 2019, the Company issued 1,748,501 ordinary shares to National Dream Limited, the offshore entity of Vantage Point Technology, for a total subscription price of USD13,114,000 (approximately RMB88,030,000) pursuant to a share subscription agreement entered into in July, 2018. On November 26, 2019, the Company issued 1,267,520 ordinary shares to Great Lakes Limited, the offshore entity of View Foundation’s selling shareholder, for a total subscription price of USD9,506,400 (approximately RMB66,877,000) pursuant to a share subscription agreement entered into in August, 2019. On November 27, 2019, the Company issued 563,714 and 140,930 ordinary shares to Blossom View Limited and Gold Planning Limited, respectively, which are the offshore entities designated by certain selling shareholders of BER Technology, for a total subscription price of USD5,284,830 (approximately RMB37,175,000) pursuant to a share subscription agreement entered into in September, 2019.
[2]	On December 13, 2019, the Company completed its IPO on the New York Stock Exchange. In the offering, 31,200,000 ADSs, representing 93,600,000 ordinary shares, were newly issued.